ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Sep. 30, 2014
Details of Company's Subsidiaries and Variable Interest Entities

As of September 30, 2014, details of the Company’s subsidiaries, its VIE and VIE’s subsidiaries were as follows:

Company	Date of establishment	Place of establishment	Percentage of legal ownership by the Company	Principal activities

Subsidiaries:
China Distance Education Limited (“CDEL Hong Kong”)	March 13, 2003	Hong Kong	100%	Investment holding and provision of education services
Practice Enterprises Network China International Links Limited (“Pencil”)	February 23, 2010	Hong Kong	100%	Inactive
DL Education Service, LLC (“DL Education”)	September 27,2012	US	100%	Inactive
Beijing Champion Distance Education Technology Co., Ltd. (“Champion Technology”)	January 5, 2004	PRC	100%	Provision of technical support and consultancy services and course production
Beijing Champion Education Technology Co., Ltd. (“Champion Education Technology”)	April 23, 2007	PRC	100%	Software licensing and course production
Variable interest entity:
Beijing Champion Hi-Tech Co., Ltd. (“Beijing Champion”)	July 12, 2000	PRC	Nil	Provision of online education services and sales of books and reference materials

Subsidiaries of variable interest entity:
Beijing Caikaowang Company Ltd. (“Caikaowang”)	November 28, 2007	PRC	Nil	Provision of online education services
Beijing Champion Wangge Education Technology Co., Ltd. (“Champion Wangge”)	June 24, 2008	PRC	Nil	Provision of online education services
Beijing Zhengbao Yucai Education Technology Co., Ltd. (“Zhengbao Yucai”)	February 19, 2009	PRC	Nil	Provision of start-up training services
Beijing Haidian District Champion Training School (“Champion Training School”)	February 19, 2009	PRC	Nil	Provision of online and offline education services

Financial Information of Company's VIE and VIE's Subsidiaries

The following financial information of the Company’s VIE and VIE’s subsidiaries as of September 30, 2013 and 2014 and for each of the three years in the period ended September 30, 2014 was included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances within VIE and VIE’s subsidiaries:

	As of September 30,
	2013	2014
	US$	US$

Cash and cash equivalents	39,706	75,117
Prepayment and other current assets	3,839	3,100
Total current assets	54,575	87,205
Total assets	72,515	104,569
Deferred revenue	17,120	23,319
Total current liabilities	38,442	53,297
Total liabilities	38,442	53,297
Total equity	34,073	51,272

	For the years ended September 30,
	2012	2013	2014
	US$	US$	US$

Revenues	52,005	70,942	96,990

Net income (1)	14,944	21,062	31,986

Net cash provided by operating activities	6,958	25,755	36,326

Net cash (used in)/provided by investing activities	549	(2,521)	(850)

Effects of exchange rate changes	183	674	(65)

(1)	This is net income before service fees charged by Champion Technology and Champion Education Technology.